Equity	3 Months Ended
Mar. 31, 2021
Equity
Equity

Note 6. Equity

Common Stock

On January 28, 2021, the Company entered into a purchase agreement with an investor, Tysadco Partners LLC, (the “Investor”) providing for the purchase of up to $10,000,000 of the Company’s common stock (“the Equity Line”) over a 24-month-term that commenced on January 28, 2021.  In February 2021, the Investor purchased 1,700,000 restricted shares of the Company’s common stock for $204,000 ($0.12 per share).  There are no registration rights with respect to these shares.

On December 1, 2020, the Company entered into a three month consulting agreement for investor relation services. Upon signing the agreement, the Company agrees to compensate the Consultant a monthly fee of $10,000 plus 400,000 shares of common stock. In December 2020, 400,000 shares of common stock were issued for services. The shares were valued at $0.23, the closing price of the Company’s stock on December 1, 2020. During the three months ended March 31, 2021, the Company issued the remaining 800,000 shares related to the agreement and recognized $182,000 of expense.

During the three months ended March 31, 2021, the Company issued 100,000 shares of common stock upon the conversion of a $10,000 promissory note. See Note 5.

On February 16, 2021, the Company settled a $20,000 promissory note and $1,745 of accrued interest and issued 217,447 shares of common stock as consideration for the debt settlement. See Note 4.

During the three months ended March 31, 2021, 4,700,000 shares of the Company's common stock were returned to the Company and cancelled. See Note 1.

Preferred Stock

On March 26, 2020, the Company designated 1,000 shares of its original 5,000,000 authorized shares of Preferred Stock as Series A Preferred Stock (“Series A”) with a $0.001 par value. Each Series A Preferred share entitles the holder to vote on all matters submitted to a vote of our shareholders or with respect to actions that may be taken by written consent. The 1,000 shares of Series A shares have the voting power of 250% of the outstanding common shares at the time of any vote.  The holders of the Series A shares are entitled to receive, when, as and if declared by the Board of Directors out of funds legally available, annual dividends payable in cash on the 31st day of December in each year, commencing on December 3l, 2020 at the rate of $0.10 per share per year.

Stock Warrants

The following table summarizes the stock warrant activity for the three months ended March 31, 2021:

Weight-Average
	Warrants	Exercise Price Per Share
Outstanding, December 31, 2020	1,142,857	$ 0.035
Granted due to reset provision	-
Exercised	-
Forfeited	-
Expired	-
Outstanding, March 31, 2021	1,142,857	$ 0.035

As of March 31, 2021, the outstanding stock warrants have a weighted average remaining term of 4.35 years and an intrinsic value of $325,714.